Expense Example - Nuveen NWQ Multi-Cap Value Fund	USD ($)
Class A
Expense Example:
1 Year	$ 685
3 Years	939
5 Years	1,223
10 Years	2,030
Class C
Expense Example:
1 Year	193
3 Years	617
5 Years	1,079
10 Years	2,358
Class I
Expense Example:
1 Year	92
3 Years	307
5 Years	553
10 Years	$ 1,258